Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014
Class A
Account Value [Line Items]
Account Value	$ 12,104	$ 11,047	$ 11,214	$ 11,961	$ 10,656	$ 10,672	$ 10,530	$ 10,167	$ 9,585	$ 9,973	$ 9,450
Class C
Account Value [Line Items]
Account Value	11,900	10,949	11,186	12,036	10,794	10,887	10,827	10,530	10,003	10,487	10,000
Class R
Account Value [Line Items]
Account Value	12,459	11,399	11,590	12,396	11,071	11,114	10,995	10,646	10,063	10,567	10,000
Class R6
Account Value [Line Items]
Account Value	13,234	12,028	12,174	12,959	11,507	11,476	11,285	10,868	10,215	10,551	10,000
Advisor Class
Account Value [Line Items]
Account Value	13,153	11,972	12,119	12,899	11,461	11,439	11,258	10,851	10,209	10,588	10,000
Class A-MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Account Value	22,398	18,128	17,975	19,283	13,594	12,894	13,063	11,681	9,938	10,508	10,000
Class A-HFRX Global Hedge Fund Index [Member]
Account Value [Line Items]
Account Value	11,706	11,055	11,196	11,545	10,168	9,877	10,255	9,967	9,404	10,111	10,000
Class A-ICE BofA U.S. 3-Month Treasury Bill Index [Member]
Account Value [Line Items]
Account Value	11,573	10,974	10,640	10,624	10,613	10,421	10,191	10,062	10,018	10,003	10,000
Class C-MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Account Value	22,398	18,128	17,975	19,283	13,594	12,894	13,063	11,681	9,938	10,508	10,000
Class C-HFRX Global Hedge Fund Index [Member]
Account Value [Line Items]
Account Value	11,706	11,055	11,196	11,545	10,168	9,877	10,255	9,967	9,404	10,111	10,000
Class C-ICE BofA U.S. 3-Month Treasury Bill Index [Member]
Account Value [Line Items]
Account Value	11,573	10,974	10,640	10,624	10,613	10,421	10,191	10,062	10,018	10,003	10,000
Class R-MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Account Value	22,398	18,128	17,975	19,283	13,594	12,894	13,063	11,681	9,938	10,508	10,000
Class R-HFRX Global Hedge Fund Index [Member]
Account Value [Line Items]
Account Value	11,706	11,055	11,196	11,545	10,168	9,877	10,255	9,967	9,404	10,111	10,000
Class R-ICE BofA U.S. 3-Month Treasury Bill Index [Member]
Account Value [Line Items]
Account Value	11,573	10,974	10,640	10,624	10,613	10,421	10,191	10,062	10,018	10,003	10,000
Class R6-MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Account Value	22,398	18,128	17,975	19,283	13,594	12,894	13,063	11,681	9,938	10,508	10,000
Class R6-HFRX Global Hedge Fund Index [Member]
Account Value [Line Items]
Account Value	11,706	11,055	11,196	11,545	10,168	9,877	10,255	9,967	9,404	10,111	10,000
Class R6-ICE BofA U.S. 3-Month Treasury Bill Index [Member]
Account Value [Line Items]
Account Value	11,573	10,974	10,640	10,624	10,613	10,421	10,191	10,062	10,018	10,003	10,000
Advisor Class-MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Account Value	22,398	18,128	17,975	19,283	13,594	12,894	13,063	11,681	9,938	10,508	10,000
Advisor Class-HFRX Global Hedge Fund Index [Member]
Account Value [Line Items]
Account Value	11,706	11,055	11,196	11,545	10,168	9,877	10,255	9,967	9,404	10,111	10,000
Advisor Class-ICE BofA U.S. 3-Month Treasury Bill Index [Member]
Account Value [Line Items]
Account Value	$ 11,573	$ 10,974	$ 10,640	$ 10,624	$ 10,613	$ 10,421	$ 10,191	$ 10,062	$ 10,018	$ 10,003	$ 10,000